Financial Instruments with Off-Balance Sheet Risk (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013
Unused commitments to extend credit
Financial Instruments with Off-Balance Sheet Risk
Outstanding commitments	$ 1,200.0	$ 1,100.0
Standby letters of credit
Financial Instruments with Off-Balance Sheet Risk
Outstanding commitments	$ 42.9	$ 41.7